DERIVATIVE INSTRUMENTS (Details) (Not Designated as Hedging Instrument [Member], Foreign Exchange Forward [Member], USD $)	3 Months Ended
Mar. 31, 2014
Derivative [Line Items]
Derivative, Number of Instruments Held	2
Derivative, Notional Amount	$ 348,300,000
Foreign Currency Gain (Loss) [Member]
Derivative [Line Items]
Income (expense) recognized in earnings on derivatives	(6,790,000)
Other Current Assets [Member]
Derivative [Line Items]
Derivative Asset	246,000
Other Current Liabilities [Member]
Derivative [Line Items]
Derivative Liability	$ (7,036,000)